Investments in Financial Assets Measured at Fair Value Through Profit or Loss: (Details Narrative) - XTL biopharmaceuticals ltd [member] - shares	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Shares hold	3,840,617	3,840,617
Issued and paid up percentage	0.70%	0.70%
Controlling shareholders holds percentage	23.54%	23.54%